SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Share Awards to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant's termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant's awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2013, the Company granted 800,000 share options to certain employees with exercise prices of $0.74 to $0.90. From January to December 2014, the Company granted 2,590,000 share options to certain employees with exercise prices of $0.74. From January to December 2015, the Company granted 1,150,000 share options to certain employees with exercise prices of $0.74

Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company's ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $774,932, of which $444,373 was recorded during the year ended December 31, 2012. The remaining $330,559 will be amortized over the remaining vesting period of the modified options, ranging from 2013 to 2017.

On March 18, 2014, the Board of Directors approved another option modification to reduce the exercise price of certain options granted between August 8, 2012 and December 31, 2013 to the then fair market value of the Company's ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The incremental compensation cost resulted from modification was not material.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2013	0.65-0.80%	4.5 years	175.69-200.98%	0%
Granted in 2014	1.63-1.76%	4.5 years	169.77-173.01%	0%
Granted in 2015	1.36-1.76%	3.2 years	140.01-146.02%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2015	7,401,800	0.74	2.00	-
Granted	1,150,000	0.74
Exercised	(843,000)	0.74
Forfeited	(1,761,800)	0.74

Outstanding on December 31, 2015	5,947,000	0.74	2.14	685,055

Vested or expected to vest at December 31, 2015	5,816,671	0.74	1.92	668,917

Exercisable at December 31, 2015	2,898,600	0.74	0.76	333,339

The weighted average grant date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was $0.81 $1.67 and $0.72 respectively.

Total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was $544,888, $306,534 and $644,895 respectively.

Compensation cost of $1,626,560, $2,104,126 and $1,204,494 has been charged against income during the year ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2015, there was $2,108,580 in total unrecognized compensation expense related to unvested options granted under the Plan, which is expected to be recognized over a weighted-average period of 3.45 years.

Restricted Share Units

In May 2014, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units (“RSUs”) award program pursuant to the Plan. The Company awarded 750,000 RSUs under the Plan to senior management executives. One fifth of these RSUs will vest annually over five years as long as the executives continue to be employed by the Company on the applicable vesting date. Each RSU represents the right of the participant to receive an ordinary share.

A summary of the RSUs activity is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
RSUs
Unvested on January 1, 2015	750,000	2.72
Vested	(200,000)	2.72
Forfeited	(412,500)	2.72
Unvested on December 31, 2015	137,500	2.72

The RSUs are measured based on the fair market value of the underlying common stock on the dates of grant. The aggregate compensation cost for RSUs recorded under the Plan was $136,000 and $323,000 for the ended of December 31, 2014 and 2015. As of December 31, 2015, there was $nil in total unrecognized compensation expense related to unvested RSUs following the forfeiture.